UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                       Name:              Zevin Asset Management, Inc.
                       Address:           50 Congress Street
	                                Suite 1040
                   	              Boston, MA  02109
                       13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Robert Brooke Zevin
Title:                 Chairman
Phone:                 617-742-6666
Signature,             Place,             Date of Signing:
Robert Brooke Zevin    Boston MA         November 23, 2011
Report Type (Check only one.):
                       [X]   13F HOLDINGS REPORT.
                       [ ]   13F NOTICE.
                       [ ]   13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   74
Form 13F Information Table Value Total:   144473

List of Other Included Managers:


No. 13F File Number                       Name






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aston River Rd Divident All Ca MF                              134 13512.2620SH      SOLE               13512.2620
Cra Qualified Investment Fund  MF                              126 11304.3860SH      SOLE               11304.3860
John Hancock Strategic Inc     MF                               75 12009.0560SH      SOLE               12009.0560
Oppenheimer Intl Bond Fund     MF                              138 22023.7820SH      SOLE               22023.7820
Pimco Total Return Fund        MF                              131 12139.2280SH      SOLE               12139.2280
Selected Amer Shares Inc       MF                              234 6556.0690SH       SOLE                6556.0690
TRowe Pr Tax Free Income       MF                              251 25002.9820SH      SOLE               25002.9820
Vanguard NY Longterm Exempt Fu MF                              167 14802.5540SH      SOLE               14802.5540
3m Company Com                 COM              88579y101      870    12120 SH       SOLE                    12120
AT&T Inc                       COM              00206r102     5877   206068 SH       SOLE                   206068
Abbott Laboratories            COM              002824100      450     8794 SH       SOLE                     8794
Airgas Inc.                    COM              009363102     4017    62945 SH       SOLE                    62945
Ametek Inc                     COM                             475    14400 SH       SOLE                    14400
Amgen Inc Com                  COM              031162100      203     3700 SH       SOLE                     3700
Apple Inc                      COM              037833100     5994    15719 SH       SOLE                    15719
Auto Data Processing           COM              053015103     1056    22387 SH       SOLE                    22387
Bemis Co Inc                   COM              081437105     2370    80848 SH       SOLE                    80848
Berkshire Hathawayinc   Del Cl COM              084670702      354     4985 SH       SOLE                     4985
Bp Plc          Spon Adr       COM              055622104      406    11250 SH       SOLE                    11250
Cameron Intl Corp              COM              13342B105      461    11109 SH       SOLE                    11109
Celgene Corp  Com              COM              151020104     2852    46070 SH       SOLE                    46070
CenterPoint Energy Inc.        COM                            3797   193523 SH       SOLE                   193523
Chevron Corporation            COM              166764100      890     9612 SH       SOLE                     9612
Coca Cola Company              COM              191216100      278     4122 SH       SOLE                     4122
Colgate Palmolive              COM              194162103     1465    16522 SH       SOLE                    16522
Companhia Energ De   Adr       COM              204409601     2389   161009 SH       SOLE                   161009
Copa Holdings S A Cl A         COM              p31076105     1970    32160 SH       SOLE                    32160
Costco Whsl Corp New           COM              22160K105      207     2521 SH       SOLE                     2521
Cpfl Energia S A Adr           COM              126153105     2309   104254 SH       SOLE                   104254
Ctrip.Com Intl Ltd   Adr       COM              22943f100     1414    43988 SH       SOLE                    43988
Darden Restaurants Inc         COM              237194105     2521    58980 SH       SOLE                    58980
Du Pont Ie De Nours            COM              263534109      598    14970 SH       SOLE                    14970
Emerson Elec Co                COM              291011104     6929   167741 SH       SOLE                   167741
Exxon Mobil Corp     Com       COM              30231g102     3309    45562 SH       SOLE                    45562
Fanuc 6954   sedol# 6356934 JP COM              j13440102      388     2650 SH       SOLE                     2650
Franklin Res Inc               COM              354613101     1525    15944 SH       SOLE                    15944
General Mills Inc              COM              370334104      461    11970 SH       SOLE                    11970
Grainger Ww Inc.               COM              384802104     3256    21775 SH       SOLE                    21775
Greif Inc    Cl A              COM              397624107      229     5350 SH       SOLE                     5350
Hubbell Inc Cl B Par .01       COM              443510201     1494    30164 SH       SOLE                    30164
Int'l Business Machines Corp   COM              459200101    11102    63486 SH       SOLE                    63486
Johnson And Johnson  Com       COM              478160104     3206    50344 SH       SOLE                    50344
Kellogg Company                COM              487836108      210     3950 SH       SOLE                     3950
Mc Donalds Corp                COM              580135101      643     7321 SH       SOLE                     7321
Mercadolibre Inc.              COM              58733r102     2734    50865 SH       SOLE                    50865
Nestle S A Reg B Adr F 1 Adr R COM              641069406      201     3646 SH       SOLE                     3646
Novo-Nordisk A/S Sedol# 707752 COM              k7314n152     1173    11700 SH       SOLE                    11700
Oracle Corp                    COM              68389x105     3861   134347 SH       SOLE                   134347
Pepsico Incorporated           COM              713448108      330     5325 SH       SOLE                     5325
Pfizer Incorporated            COM              717081103      237    13429 SH       SOLE                    13429
Portland General Electric      COM              736508847     1608    67860 SH       SOLE                    67860
Praxair Inc                    COM              74005p104     4698    50254 SH       SOLE                    50254
Procter & Gamble Co            COM              742718109     1185    18758 SH       SOLE                    18758
Range Resources Corp           COM              75281A109     2025    34639 SH       SOLE                    34639
Rock Tenn Co        Cl A       COM              772739207     1719    35308 SH       SOLE                    35308
Rogers Communications  B       COM              775109200     2938    85875 SH       SOLE                    85875
Rogers Communications Toronto  COM                            1158    33754 SH       SOLE                    33754
Sigma Aldrich Corp             COM              826552101     2484    40201 SH       SOLE                    40201
Spectra Energy                 COM                            5557   226538 SH       SOLE                   226538
Statoil Asa Shs                COM              85771p102     3240   150369 SH       SOLE                   150369
Stryker Corp                   COM              863667101      292     6195 SH       SOLE                     6195
Sysco Corp Com                 COM              871829107      295    11400 SH       SOLE                    11400
Talisman Energy Corp ADR       COM                             401    32659 SH       SOLE                    32659
Telefonica Sa Spain  Adr       COM              879382208     4160   217564 SH       SOLE                   217564
Telstra Ltd sedol 6087289AU    COM              6087289au     4615  1548559 SH       SOLE                  1548559
Tiffany & Co.                  COM              886547108      456     7500 SH       SOLE                     7500
Tjx Cos Inc New                COM              872540109     5561   100259 SH       SOLE                   100259
Truworths Intl Ltd sedol# 6113 COM              x8793h130     2821   321635 SH       SOLE                   321635
Unilever N V Ny Shs Newf N Y R COM              904784709      258     8200 SH       SOLE                     8200
Unilever Plc                   COM              904767704      206     6620 SH       SOLE                     6620
Vodafone Grop Plc Sp Adr       COM              92857w209    11151   434584 SH       SOLE                   434584
WGL Holdings Inc               COM                            1870    47865 SH       SOLE                    47865
Danish Krone                                                     2    13050 SH       SOLE                    13050
Japanese Yen                                                     1    59836 SH       SOLE                    59836